Loans Receivables, Net (Details) - Schedule of presents credit quality exposures by internally assigned risk ratings - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Presents Credit Quality Exposures By Internally Assigned Risk Ratings Abstract
Pass	$ 1,589,871	$ 3,908,925
OAEM
Substandard
Doubtful
Loss
Total loans	$ 1,589,871	$ 3,908,925